Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]	NOTE 8 - SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date which the financial statements were available to be issued, and no such events have occurred.